Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Reconciliation of operating leases (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average discount rate	4.50%
Reconciliation Of Lease Liabilities Roll Forward [Roll Forward]
Operating lease commitments at 31 December 2018			€ 8,699
Amount of operating lease commitments discounted by the Group rate		€ 19,221	6,550
Liabilities under finance lease at 31 December 2018			96
Short-term leases recognised as expenses on a straight-line basis	€ (20)
Low-value leases recognised as expenses on a straight-line basis	(2)
Contracts revalued as service contracts	0
Adjustments resulting from different treatment of extension and termination options	556
Adjustments related to changes in the index or rate affecting variable payments	0	24	26	€ 21
Lease liabilities	7,180	€ 5,108	€ 190	€ 202
Adjustments due to changes in accounting policies	(391)				€ (1,340)
CET1 phase-in percentage		11.65%	11.47%	12.26%
Other reserves
Reconciliation Of Lease Liabilities Roll Forward [Roll Forward]
Adjustments due to changes in accounting policies	(391)				€ (1,473)
IFRS 16
Reconciliation Of Lease Liabilities Roll Forward [Roll Forward]
Lease liabilities	7,084
Right-of-use assets	6,693
Adjustments due to changes in accounting policies	€ 6,693
CET1 phase-in percentage	0.20%
IFRS 16 | Other reserves
Reconciliation Of Lease Liabilities Roll Forward [Roll Forward]
Adjustments due to changes in accounting policies	€ 391